Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	6 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)
Balance sheet items, except for equity accounts [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Currency exchange rates	$ 1	¥ 6.8676	$ 1	¥ 7.1135	$ 1	¥ 6.3431
Items in the statements of income and cash flows [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Currency exchange rates	$ 1	¥ 6.9761	$ 1	¥ 6.5332	$ 1	¥ 6.3712